Braskem Idesa Financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	R$ 9,554,476	R$ 8,907,733
2019
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	0	748,071
2020
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	1,016,916	877,450
2021
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	1,161,108	1,002,270
2022
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	968,519	835,009
2023
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	1,280,154	1,105,295
2024
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	1,385,087	1,195,682
2025
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	1,381,192	1,195,096
2026
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	1,194,964	1,052,156
2027
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	582,393	474,438
2028 and thereafter
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	R$ 584,143	R$ 422,266